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Rebecca Malanga

Senior Director & Counsel

rebecca.malanga@equitable.com

Telephone No. (908) 763-2888

September 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
Form N-4 Registration Statement
Momentum
Separate Account A
File Nos. 33-47949 and 811-01705
CIK #0000089024

Commissioners:

Equitable Financial Life Insurance Company (“Equitable Financial”) today has transmitted via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 43 and Amendment No. 387 (“Amendment”) to Equitable Financial’s Form N-4 Registration Statement File Nos. 33-47949 and 811-01705 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account A (“Separate Account”) of Equitable Financial.

The Amendment contains a prospectus supplement relating to certain administrative fee increases for Equitable Financial’s MomentumSM group deferred annuity contracts. Specifically, we are increasing the maximum Plan loan charge from $25 to $50 per loan, and the checkwriting fee from $25 to $50.

We would like to have the Momentum prospectus supplement effective by October 26, 2020. We will file a Post-Effective Amendment that will address any Staff comments to the prospectus supplement.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Rebecca Malanga

Rebecca Malanga

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104